Summary of Significant Accounting Policies - New Accounting Standards and Amendments - Additional Information (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets recognised		¥ 3,520
Lease liabilities recognised		¥ 3,091	0
IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Right-of-use assets recognised	¥ 2,555		¥ 2,555
Lease liabilities recognised	2,185
Adjustments for toal assets and total liabilities	¥ 2,194
Weighted Average Incremental Borrowing Rate	3.76%